(23) EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Equity Tables
Schedule of shareholders interest
	Number of shares
	December 31, 2017		December 31, 2016
Shareholders	Common shares	Interest %	Common shares	Interest %
State Grid Brazil Power Participações S.A.	730,435,698	71.76%	-	0.00%
ESC Energia S.A.	234,086,204	23.00%	234,086,204	23.00%
Camargo Correa S.A.	27,435	0.00%	5,897,311	0.58%
Caixa de Previdência dos Funcionários do Banco do Brasil - Previ	-	0.00%	299,787,559	29.45%
Fundação CESP	-	0.00%	51,048,952	5.02%
Fundação Sistel de Seguridade Social	-	0.00%	37,070,292	3.64%
Energia São Paulo FIA	-	0.00%	35,145,643	3.45%
Fundação Petrobras de Seguridade Social - Petros	-	0.00%	28,056,260	2.76%
Bonaire Participações S.A.	-	0.00%	1,249,386	0.12%
Fundação Sabesp de Seguridade Social - Sabesprev	-	0.00%	696,561	0.07%
BNDES Participações S.A.	-	0.00%	68,592,097	6.74%
Antares Holdings Ltda.	-	0.00%	16,967,165	1.67%
Brumado Holdings Ltda.	-	0.00%	36,497,075	3.59%
Executive Officers	189	0.00%	34,250	0.00%
Other shareholders	53,365,220	5.24%	202,785,991	19.92%
Total	1,017,914,746	100.00%	1,017,914,746	100.00%

Schedule of profit allocation
2017
Profit for the year - Parent company	1,179,750
Realization of comprehensive income	25,873
Prescribed dividends	3,768
Profit base for allocation	1,209,391
Legal reserve	(58,988)
Statutory reserve - concession financial asset	(123,673)
Statutory reserve - working capital reinforcement	(746,541)
Mandatory dividend	(280,191)
Proposed additional dividend	-

Schedule of changes in noncontrolling interests
	CERAN	CPFL Renováveis	Paulista Lajeado	Total
As of December 31, 2014	214,454	2,171,911	67,427	2,453,794
Equity interests and voting capital	35.00%	48.39%	40.07%

Equity attributable to noncontrolling interests	25,990	(20,611)	4,958	10,337
Dividends	(6,173)	(2,818)	843	(8,147)
Other movements	-	7	(48)	(41)
As of December 31, 2015	234,271	2,148,490	73,182	2,455,942
Equity interests and voting capital	35.00%	48.39%	40.07%

Equity attributable to noncontrolling interests	38,621	(65,311)	4,862	(21,828)
Dividends	(9,172)	(22,751)	1,096	(30,827)
Other movements	-	535	(1,176)	(641)
As of December 31, 2016	263,719	2,060,963	77,966	2,402,648
Equity interests and voting capital	35.00%	48.40%	40.07%

Equity attributable to noncontrolling interests	37,949	13,720	11,623	63,292
Dividends	(92,832)	(16,619)	(8,769)	(118,220)
Capital increase (reduction)	(122,806)	15	-	(122,791)
Other movements	-	-	(113)	(113)
As of December 31, 2017	86,031	2,058,079	80,707	2,224,816
Equity interests and voting capital	35.00%	48.40%	40.07%

Schedule of financial information of subsidiaries interests of noncontrolling shareholders

	December 31, 2017
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	110,566	1,623,645	48,037
Cash and cash equivalents	37,043	950,215	24,086
Noncurrent assets	848,445	11,232,357	120,677

Current liabilities	198,624	1,957,000	42,525
Borrowings and debentures	105,844	1,259,105	36,453
Other financial liabilities	12,360	7,258	264
Noncurrent liabilities	514,583	6,760,025	258
Borrowings and debentures	422,166	5,251,704	-
Other financial liabilities	83,766	-	-
Equity	245,804	4,138,977	125,931
Attributable to owners of the Company	245,804	4,032,448	125,931
Attributable to noncontrolling interests	-	106,529	-

	2017
Net operating revenue	321,743	1,959,084	38,278
Operational costs and expenses	(103,671)	(737,472)	(10,566)
Depreciation and amortization	(45,212)	(617,017)	(4)
Interest income	30,489	126,041	2,089
Interest expense	(40,202)	(648,571)	(4,050)
Income tax expense	(54,099)	(74,125)	(2,911)
Profit (loss) for the year	108,427	19,645	29,006
Attributable to owners of the Company	108,427	11,484	29,006
Attributable to noncontrolling interests	-	8,162	-

	December 31, 2016
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	288,538	1,398,797	39,429
Cash and cash equivalents	238,241	908,982	24,688
Noncurrent assets	927,948	11,066,086	122,991

Current liabilities	121,646	1,313,466	9,586
Borrowings and debentures	60,162	889,981	324
Other financial liabilities	20,800	85,523	1,056
Noncurrent liabilities	341,356	6,713,610	36,404
Borrowings and debentures	254,732	5,517,890	36,167
Other financial liabilities	86,624	633	-
Equity	753,484	4,437,807	116,431
Attributable to owners of the Company	753,484	4,324,589	116,431
Attributable to noncontrolling interests	-	113,218	-

	2016
Net operating revenue	301,179	1,646,589	30,820
Operational costs and expenses	(67,242)	(653,459)	(27,404)
Depreciation and amortization	(48,082)	(553,169)	(3)
Interest income	28,232	112,389	2,728
Interest expense	(36,485)	(591,626)	(1,383)
Income tax expense	(55,596)	(46,311)	(1,137)
Profit (loss) for the year	110,345	(143,706)	12,134
Attributable to owners of the Company	110,345	(151,900)	12,134
Attributable to noncontrolling interests	-	8,195	-

	2015
	CERAN	CPFL Renováveis	Paulista Lajeado
Net operating revenue	281,374	1,499,356	31,225
Operational costs and expenses	(71,033)	(498,005)	(22,400)
Depreciation and amortization	(45,986)	(540,578)	(7)
Interest income	17,532	115,639	2,243
Interest expense	(40,801)	(551,407)	(1,206)
Income tax expense	(38,381)	(49,221)	(2,843)
Profit (loss) for the year	74,256	(48,717)	12,374
Attributable to owners of the Company	74,256	(54,447)	12,374
Attributable to noncontrolling interests	-	5,730	-